Investments Accounted For Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 2,596	$ 2,747
Loss on investments accounted using equity method	583	2,452
Dividends Declared	(1,414)	(2,020)
Foreign Currency Translation	(1,119)	(1,223)
Other Increase (Decrease)	668
Argentine hyperinflationary economy	664	640
Investments accounted for using Equity Method, Ending balance	$ 1,978	$ 2,596
Yacylec S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	33.33%	22.22%
Investments accounted for using Equity Method, Beginning balance	$ 556	$ 1,221
Loss on investments accounted using equity method	(227)	441
Dividends Declared		(1,145)
Foreign Currency Translation	(362)	39
Other Increase (Decrease)	668
Argentine hyperinflationary economy	585
Investments accounted for using Equity Method, Ending balance	$ 1,220	$ 556
Sacme S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 236	$ 14
Loss on investments accounted using equity method	20	(160)
Dividends Declared	(62)
Foreign Currency Translation	(87)	(258)
Argentine hyperinflationary economy	79	640
Investments accounted for using Equity Method, Ending balance	$ 186	$ 236
Central Termica Manuel Belgrano [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	25.60%	25.60%
Investments accounted for using Equity Method, Beginning balance	$ 868	$ 830
Loss on investments accounted using equity method	117	1,027
Dividends Declared	(631)	(453)
Foreign Currency Translation	(322)	(536)
Investments accounted for using Equity Method, Ending balance	$ 32	$ 868
Central Termica San Martin [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	25.60%	25.60%
Investments accounted for using Equity Method, Beginning balance	$ 931	$ 671
Loss on investments accounted using equity method	165	1,144
Dividends Declared	(501)	(422)
Foreign Currency Translation	(346)	(462)
Investments accounted for using Equity Method, Ending balance	$ 249	$ 931
Central Vuelta Obligado S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	40.90%	40.90%
Investments accounted for using Equity Method, Beginning balance	$ 5	$ 11
Loss on investments accounted using equity method	508
Dividends Declared	(220)
Foreign Currency Translation	(2)	(6)
Investments accounted for using Equity Method, Ending balance	$ 291	$ 5